PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.3%
Common Stocks
Aerospace & Defense — 5.0%
Axon Enterprise, Inc.*(a)	42,195	$17,919,795
Boeing Co. (The)*	421,274	83,846,164
General Electric Co.	360,125	102,192,671
		203,958,630
Automobiles — 3.7%
Tesla, Inc.*	411,719	153,056,538
Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.*	101,109	45,149,213
Broadline Retail — 8.1%
Amazon.com, Inc.*	1,504,807	313,406,154
MercadoLibre, Inc. (Brazil)*	11,491	19,868,169
		333,274,323
Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	54,152	45,812,050
Consumer Staples Distribution & Retail — 4.1%
Costco Wholesale Corp.	75,136	74,867,765
Walmart, Inc.	752,605	93,533,749
		168,401,514
Electric Utilities — 1.6%
Constellation Energy Corp.(a)	234,825	65,574,881
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. (Class A Stock)	376,709	47,597,182
Entertainment — 4.9%
Netflix, Inc.*(a)	940,633	90,441,863
Spotify Technology SA*	122,168	59,240,485
Walt Disney Co. (The)	511,708	49,318,417
		199,000,765
Financial Services — 4.7%
Mastercard, Inc. (Class A Stock)	230,674	115,258,571
Visa, Inc. (Class A Stock)	252,427	76,293,536
		191,552,107
Health Care Equipment & Supplies — 2.3%
Edwards Lifesciences Corp.*	562,249	45,024,900
Intuitive Surgical, Inc.*	103,163	47,557,111
		92,582,011
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. (Class A Stock)*	167,544	21,157,456
Hilton Worldwide Holdings, Inc.	145,531	44,253,067
		65,410,523
Interactive Media & Services — 11.8%
Alphabet, Inc. (Class A Stock)	492,485	141,618,987
Alphabet, Inc. (Class C Stock)	559,926	160,620,372
Meta Platforms, Inc. (Class A Stock)	313,144	179,159,077
		481,398,436
IT Services — 2.9%
Cloudflare, Inc. (Class A Stock)*	127,931	26,397,283
Shopify, Inc. (Canada) (Class A Stock)*	469,463	55,687,701
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Snowflake, Inc.*	238,277	$35,936,937
		118,021,921
Pharmaceuticals — 4.8%
Eli Lilly & Co.	189,412	174,215,475
Merck & Co., Inc.	183,581	22,082,959
		196,298,434
Semiconductors & Semiconductor Equipment — 21.3%
Advanced Micro Devices, Inc.*	350,819	71,367,109
Broadcom, Inc.	741,319	229,445,644
KLA Corp.(a)	20,852	30,702,693
NVIDIA Corp.	2,371,122	413,523,677
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	284,809	96,251,201
Texas Instruments, Inc.	159,220	30,910,971
		872,201,295
Software — 11.3%
AppLovin Corp. (Class A Stock)*(a)	83,941	33,408,518
Cadence Design Systems, Inc.*	193,121	53,662,532
Crowdstrike Holdings, Inc. (Class A Stock)*	121,317	47,363,370
Datadog, Inc. (Class A Stock)*	265,538	31,346,761
Microsoft Corp.	571,947	211,717,621
Oracle Corp.	241,125	35,471,899
Palantir Technologies, Inc. (Class A Stock)*	345,900	50,598,252
		463,568,953
Specialty Retail — 1.6%
O’Reilly Automotive, Inc.*	484,903	44,761,396
TJX Cos., Inc. (The)	142,518	22,760,125
		67,521,521
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	998,491	253,407,031

Total Long-Term Investments—99.3% (cost $1,851,672,402)		4,063,787,328
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PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Short-Term Investments — 2.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	31,279,365	$31,279,365
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $62,873,058; includes $62,768,025 of cash collateral for securities on loan)(b)(wb)	62,923,131	62,879,085

Total Short-Term Investments (cost $94,152,423)		94,158,450

TOTAL INVESTMENTS—101.6% (cost $1,945,824,825)		4,157,945,778

Liabilities in excess of other assets — (1.6)%		(65,826,915)

Net Assets — 100.0%		$4,092,118,863

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,976,894; cash collateral of $62,768,025 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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